RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
In the normal course of operations, the partnership entered into the transactions below with related parties on exchange value. These transactions have been measured at fair value and are recognized in the financial statements.

(a)	Corporate allocations and parent company’s investment
As discussed in Note 2(a), prior to the spin-off, general corporate expenses of Brookfield were allocated to our partnership. General corporate expenses allocated to our partnership for the year ended December 31, 2017 were $nil (2016: $6 million, 2015: $6 million).

(b)	Transactions with the parent company
As at December 31, 2017, $nil (2016: $nil) was drawn on the credit facilities under the Brookfield Credit Agreements.
As described in Note 1(b)(iv), at the time of the spin-off, the partnership entered into a Deposit Agreement with Brookfield. From time to time, the partnership may place funds on deposit with Brookfield. The deposit balance is due on demand and earns a market rate interest. As at December 31, 2017, $384 million (2016: $519 million) was on deposit in relation to this agreement and was included in cash and cash equivalents. For the year ended December 31, 2017, the partnership earned interest income of $6 million (2016: $1 million) on these deposits.
As described in Note 1(b)(iv), at the time of the spin-off, the partnership entered into a Master Services Agreement with its Service Providers, which are wholly-owned subsidiaries of Brookfield. For purposes of calculating the base management fee, the total capitalization of Brookfield Business Partners L.P. is equal to the quarterly volume-weighted average trading price of a unit on the principal stock exchange for the partnership units (based on trading volumes) multiplied by the number of units outstanding at the end of the quarter (assuming full conversion of the redemption-exchange units into units of Brookfield Business Partners L.P.), plus the value of securities of the other Service Recipients that are not held by the partnership, plus all outstanding third party debt with recourse to a Service Recipient, less all cash held by such entities. The base management fee for the year ended December 31, 2017 was $33 million (2016: $12 million).
In its capacity as the holder of the special limited partner (“Special LP”) units of Holding LP, Brookfield is entitled to incentive distribution rights. The total incentive distribution for the year ended December 31, 2017 was $142 million (2016: $nil).
The partnership entered into a number of hedges of net investments in foreign operations with Brookfield. For the year ended December 31, 2017, unrealized losses of $nil (2016: $9 million gain; 2015: $nil). The total amount recorded as a financial asset as at December 31, 2017 is $nil (2016: $12 million) and the total amount recorded as a financial liability as at December 31, 2017 is $nil (2016: $nil).
In addition, at the time of spin-off, the partnership entered into indemnity agreements with Brookfield that relate to certain projects in certain regions that were in place prior to the spin-off.  Under these indemnity agreements, Brookfield has agreed to indemnify us for the receipt of payments relating to such projects.

(c)	Other
The following table summarizes other transactions the partnership has entered into with related parties:

	Year Ended
(US$ MILLIONS)	December 31, 2017	December 31, 2016	December 31, 2015
Transactions during the period (1)
Construction revenues	$357	$359	$413
Business services revenues	1	8	—
	$358	$367	$413
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(1)
Within our construction services business, the partnership provides construction services to an affiliate of Brookfield. Within our business services segment, the partnership provides real estate financial advisory services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2017	December 31, 2016
Balances at end of period:
Accounts receivable	$64	$97
Accounts payable and other	$106	$47

Equity in net assets attributable to parent company
"Net increase (decrease) in parent company investment" as shown in the consolidated statements of changes in equity represent the parent company's historical investment in our partnership, accumulated net income and the net effect of the transactions and allocations from the parent company. The total net effect of transactions with the parent company is reflected in the consolidated statements of cash flow as a financing activity and in the consolidated statements of financial position as "Equity in net assets attributable to parent company". All significant intercompany transactions between the partnership and the parent company have been considered to be forgiven at the time the transaction is recorded and reflected as "net increase (decrease) in parent company investment".